Debt Securities Held-to-maturity - Debt securities held-to-maturity-Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Held-to-maturity
Amortized Cost	$ 97,662	$ 101,575
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Held-to-maturity
Amortized Cost	85,556	$ 89,459
Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Debt Securities, Held-to-maturity
Amortized Cost	40,000
Obligations of Puerto Rico, States and political subdivisions | Munis Not Guaranteed By Puerto Rico Central Government
Debt Securities, Held-to-maturity
Amortized Cost	$ 46,000